Organization and Nature of Operations - Additional Information (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Fixed Rent Minimum	Dec. 31, 2011 Fixed Rent Maximum	Dec. 31, 2011 Lease Subject To Increase Minimum	Dec. 31, 2011 Lease Subject To Increase Maximum	Oct. 31, 2011 Motel 168	Dec. 31, 2011 Home Inns Beijing Home Inns HK	Dec. 31, 2011 Home Inns Beijing BTG
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interest									55.00%
Percentage of equity interest										45.00%
Percentage of equity acquired								100.00%
Total consideration								2,869,045
Consideration in cash								2,201,731
Value of ordinary shares issued as consideration for acquisition								667,314
Ordinary shares issued as consideration for acquisition								8,149,616
Lease payment terms				3 years	5 years	3 years	5 years
Franchise agreement period	5 years	5 years	8 years